Davidson Multi Cap Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Aerospace & Defense - 2.4%
RTX Corp.	24,671	$3,267,921

Air Freight & Logistics - 2.0%
FedEx Corp.	11,280	2,749,838

Automobile Components - 1.2%
Aptiv PLC (a)	27,866	1,658,027

Banks - 3.4%
Citigroup, Inc.	51,084	3,626,453
WaFd, Inc.	34,582	988,354
		4,614,807

Beverages - 1.5%
Constellation Brands, Inc. - Class A	10,773	1,977,061

Biotechnology - 2.6%
Vertex Pharmaceuticals, Inc. (a)	7,369	3,572,639

Broadline Retail - 4.2%
Amazon.com, Inc. (a)	29,698	5,650,341

Capital Markets - 2.4%
Goldman Sachs Group, Inc.	6,063	3,312,156

Chemicals - 2.3%
Corteva, Inc.	28,585	1,798,854
HB Fuller Co.	23,563	1,322,356
		3,121,210

Communications Equipment - 1.9%
Arista Networks, Inc. (a)	34,192	2,649,196

Consumer Staples Distribution & Retail - 3.0%
Walmart, Inc.	45,655	4,008,052

Electric Utilities - 1.5%
Exelon Corp.	43,883	2,022,129

Electrical Equipment - 1.9%
Eaton Corp. PLC	9,431	2,563,629

Entertainment - 2.5%
Netflix, Inc. (a)	3,710	3,459,686

Financial Services - 4.2%
PayPal Holdings, Inc. (a)	31,475	2,053,744
Visa, Inc. - Class A	10,242	3,589,411
		5,643,155

Health Care Equipment & Supplies - 3.9%
Becton, Dickinson & Co.	12,989	2,975,260
Medtronic PLC	25,975	2,334,114
		5,309,374

Health Care Providers & Services - 3.7%
Cigna Group	7,640	2,513,560
Labcorp Holdings, Inc.	11,021	2,565,027
		5,078,587

Industrial Conglomerates - 2.1%
Honeywell International, Inc.	13,381	2,833,427

Insurance - 2.1%
Progressive Corp.	9,882	2,796,705

Interactive Media & Services - 5.3%
Alphabet, Inc. - Class C	33,005	5,156,371
Meta Platforms, Inc. - Class A	3,528	2,033,398
		7,189,769

Machinery - 1.5%
Otis Worldwide Corp.	20,316	2,096,611

Multi-Utilities - 1.3%
Sempra	23,845	1,701,579

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	15,596	2,609,055
EOG Resources, Inc.	19,976	2,561,722
		5,170,777

Pharmaceuticals - 3.0%
AstraZeneca PLC - ADR	26,061	1,915,483
Bristol-Myers Squibb Co.	34,849	2,125,441
		4,040,924

Semiconductors & Semiconductor Equipment - 7.8%
Broadcom, Inc.	16,274	2,724,756
Micron Technology, Inc.	18,528	1,609,898
NVIDIA Corp.	24,890	2,697,578
Silicon Laboratories, Inc. (a)	16,523	1,859,994
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,962	1,653,692
		10,545,918

Software - 12.4%
Dynatrace, Inc. (a)	51,726	2,438,881
Fortinet, Inc. (a)	31,552	3,037,195
Intuit, Inc.	4,910	3,014,691
Microsoft Corp.	15,168	5,693,916
Salesforce, Inc.	9,802	2,630,465
		16,815,148

Specialty Retail - 2.1%
Home Depot, Inc.	7,705	2,823,805

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	26,802	5,953,528

Textiles, Apparel & Luxury Goods - 1.7%
Gildan Activewear, Inc.	52,591	2,325,574

Wireless Telecommunication Services - 2.2%
T-Mobile US, Inc.	11,429	3,048,229
TOTAL COMMON STOCKS (Cost $72,733,869)		127,999,802

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.8%
Mortgage Real Estate Investment Trusts (REITs) - 1.9%
AGNC Investment Corp.	262,712	2,516,781

Residential REITs - 1.7%
Camden Property Trust	18,537	2,267,075

Specialized REITs - 1.2%
CubeSmart	39,580	1,690,462
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,065,944)		6,474,318

SHORT-TERM INVESTMENT - 1.0%
Money Market Fund - 1.0%
First American Government Obligations Fund - Class X, 4.27% (b)	1,374,963	1,374,963
TOTAL SHORT-TERM INVESTMENT (Cost $1,374,963)		1,374,963

TOTAL INVESTMENTS - 100.1% (Cost $79,174,776)		135,849,083
Liabilities in Excess of Other Assets - (0.1)%		(89,523)
TOTAL NET ASSETS - 100.0%		$135,759,560
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Davidson Multi Cap Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$127,999,802	$–	$–	$127,999,802
Real Estate Investment Trusts	6,474,318	–	–	6,474,318
Money Market Fund	1,374,963	–	–	1,374,963
Total Investments	$135,849,083	$–	$–	$135,849,083

Refer to the Schedule of Investments for further disaggregation of investment categories.